(Loss)/earnings per share - Narrative Information (Details) shares in Millions	6 Months Ended
Jun. 30, 2026 shares
Earnout Shares
Earnings/(loss) per share
Shares have been excluded from the calculation of weighted average shares outstanding	600,000